REVENUE AND ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE AND ACCOUNTS RECEIVABLE

NOTE C – REVENUE AND ACCOUNTS RECEIVABLE

The Company recognizes revenue in accordance with its accounting policy. The Company invoices customers and recognizes accounts receivable in an amount equivalent to which it has an unconditional right and expects to receive aligned with the agreement with the customer. The Company has contracted payment terms with its customer of net 30 days. The Company recognized revenue from performance obligations satisfied as of a point in time and over time as disaggregated in the table below.

Timing of Revenue Recognition

Schedule of disaggregation of Revenue
	For the Year Ended
	December 31,	December 31,
	2021	2020

Point in Time	$359,960	$1,044,730
Over Time	34,188	32,300
	$394,148	$1,077,030

The Company earns revenues from Cel-fi systems and network services. Revenues from the sale and installation of Cel-fi systems, including fixed wireless, SmartDAS, and 4G LTE, totaled $340,351 in 2021 and $482,273 in 2020. The contracts for the sale of Cel-Fi systems generally include the performance obligation to sale and install (including testing, commissioning and integration services) equipment. The amount of revenue earned related to the sales of equipment was $287,602 in 2021 and $413,890 in 2020. The amount of revenue earned related to installation and other services was $52,749 in 2021 and $68,383 in 2020. The performance obligation for the sale of equipment is deemed to be satisfied on the date the customer takes physical possession of the equipment and has control of the equipment. For installation, testing, commissioning and integration services, the Company measures progress toward complete satisfaction of the performance obligations ratably as the services are performed.

Revenues from network and other services totaled $53,409 in 2021 and $594,756 in 2020. Network service revenues are recognized each month as services are rendered.

Due to the Company billing service agreements in advance and recognizing revenue for service agreements over time as more fully described in its accounting policy the Company carries a contract liability balance proportional to the time remaining on each customer agreement. The Company issues invoices to customers for completed work as performance obligations satisfied as of a point in time are fulfilled and does not carry a contract asset balance for these performance obligations.

Contract Assets and Liabilities

Schedule of Contract Assets and Liabilities
	December 31,	December 31,
	2021	2020

Contract Liability	$(6,486)	$(25,905)
	$(6,486)	$(25,905)

The Company’s contracts for support services are typically for terms of one year or less. The aggregate amount of contract performance obligation as of December 31, 2021 and December 31, 2020 that the Company expects to recognize over the next year is $6,486 and $25,905, respectively.

The Company is under no obligation and is not in the practice of providing customers with returns, rebates, discounts, or refunds and has not in an amount material to the financial statements. The Company, accordingly, does not recognize these obligations at the time of revenue recognition. The Company may receive consideration from customers who enter into support agreements in the future for incremental services provided to such customers. Those services are delivered as of a point in time when the customer requests the service. Future consideration as described is excluded from the transaction price calculated for support agreement performance obligations.

The Company has applied the practical expedient that permits the Company to recognize revenue without regard to significant financing components based on the Company’s expectations about the transfer of services and the receipt of payment from customers. The effect of this practical expedient is not material to the Company’s financial statements.